GuidePath Growth and Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)

INVESTMENT COMPANIES - 49.5%	Shares	Value
Domestic Equity Funds - 49.4%
Schwab U.S. Large-Cap ETF (a)(b)	700,574	$45,011,880

Domestic Fixed Income Funds - 0.1%
SPDR Bloomberg 1-3 Month T-Bill ETF	1,672	153,456
TOTAL INVESTMENT COMPANIES (Cost $36,078,225)		45,165,336

COMMON STOCKS - 49.4%	Shares	Value
Aerospace & Defense - 0.6%
General Dynamics Corp.	688	199,616
Lockheed Martin Corp.	819	382,555
		582,171

Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	3,574	489,102

Banks - 1.7%
Citizens Financial Group, Inc.	6,165	222,125
Huntington Bancshares, Inc.	22,229	292,978
M&T Bank Corp.	908	137,435
Regions Financial Corp.	15,619	313,005
Truist Financial Corp.	9,763	379,293
US Bancorp	5,819	231,014
		1,575,850

Beverages - 3.1%
Coca-Cola Co.	23,193	1,476,235
PepsiCo, Inc.	8,182	1,349,457
		2,825,692

Biotechnology - 1.0%
Amgen, Inc.	2,802	875,485

Building Products - 0.5%
Johnson Controls International PLC	6,179	410,718

Capital Markets - 1.1%
BlackRock, Inc.	576	453,496
CME Group, Inc.	1,111	218,423
State Street Corp.	4,925	364,450
		1,036,369

Chemicals - 1.0%
Air Products and Chemicals, Inc.	1,722	444,362
CF Industries Holdings, Inc.	1,030	76,343
LyondellBasell Industries NV - Class A	4,260	407,512
		928,217

Communications Equipment - 0.9%
Cisco Systems, Inc.	17,904	850,619

Consumer Finance - 0.9%
Capital One Financial Corp.	3,014	417,288
Synchrony Financial	8,237	388,704
		805,992

Consumer Staples Distribution & Retail - 0.5%
Target Corp.	2,951	436,866

Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	20,873	860,803

Electric Utilities - 0.6%
American Electric Power Co., Inc.	2,746	240,934
Xcel Energy, Inc.	5,073	270,949
		511,883

Electrical Equipment - 1.2%
Emerson Electric Co.	5,641	621,412
Rockwell Automation, Inc.	1,764	485,594
		1,107,006

Food Products - 1.4%
Archer-Daniels-Midland Co.	2,917	176,333
General Mills, Inc.	6,605	417,832
Mondelez International, Inc. - Class A	10,920	714,605
		1,308,770

Ground Transportation - 0.5%
Union Pacific Corp.	2,124	480,576

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	10,025	1,041,698
Medtronic PLC	6,508	512,244
		1,553,942

Health Care Providers & Services - 0.5%
CVS Health Corp.	7,031	415,251

Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	3,026	771,146
Starbucks Corp.	2,704	210,506
Yum! Brands, Inc. (a)	2,852	377,776
		1,359,428

Household Durables - 0.5%
Garmin Ltd.	2,779	452,755

Household Products - 2.2%
Colgate-Palmolive Co.	1,438	139,544
Kimberly-Clark Corp.	2,227	307,771
Procter & Gamble Co.	9,375	1,546,125
		1,993,440

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	4,015	857,363

Insurance - 1.2%
Aflac, Inc. (a)	5,561	496,653
Hartford Financial Services Group, Inc.	3,948	396,932
Travelers Cos., Inc.	1,036	210,660
		1,104,245

IT Services - 1.0%
International Business Machines Corp.	5,173	894,670

Machinery - 1.8%
Caterpillar, Inc. (a)	2,732	910,029
Cummins, Inc.	1,500	415,395
Illinois Tool Works, Inc.	1,335	316,342
		1,641,766

Media - 0.9%
Comcast Corp. - Class A	20,347	796,789

Multi-Utilities - 1.2%
Ameren Corp. (a)	3,924	279,036
Consolidated Edison, Inc.	2,390	213,714
DTE Energy Co.	2,438	270,642
Sempra	4,697	357,254
		1,120,646

Oil, Gas & Consumable Fuels - 5.4%
Chevron Corp.	6,846	1,070,851
ConocoPhillips	10,984	1,256,350
Coterra Energy, Inc.	5,774	153,993
Exxon Mobil Corp.	14,915	1,717,015
Marathon Petroleum Corp.	2,763	479,325
Phillips 66	1,793	253,118
		4,930,652

Personal Care Products - 0.2%
Kenvue, Inc.	12,080	219,614

Pharmaceuticals - 2.4%
Johnson & Johnson	8,888	1,299,070
Pfizer, Inc.	31,975	894,661
		2,193,731

Professional Services - 0.8%
Automatic Data Processing, Inc.	2,207	526,789
Paychex, Inc. (a)	1,735	205,701
		732,490

Road & Rail - 0.5%
Norfolk Southern Corp.	2,300	493,787

Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	1,071	244,467
Broadcom, Inc.	1,060	1,701,862
Microchip Technology, Inc.	4,794	438,651
QUALCOMM, Inc.	6,913	1,376,931
Texas Instruments, Inc.	7,232	1,406,841
		5,168,752

Software - 0.7%
Gen Digital, Inc.	25,057	625,924

Specialty Retail - 2.0%
Home Depot, Inc.	3,882	1,336,340
Lowe's Cos., Inc.	2,188	482,366
		1,818,706

Technology Hardware, Storage & Peripherals - 0.4%
HP, Inc.	9,223	322,989

Tobacco - 1.1%
Altria Group, Inc.	12,027	547,830
Philip Morris International, Inc.	4,406	446,460
		994,290

Trading Companies & Distributors - 0.3%
Watsco, Inc. (a)	505	233,936
TOTAL COMMON STOCKS (Cost $38,088,516)		45,011,285

SHORT-TERM INVESTMENTS - 4.9%
Investments Purchased with Proceeds from Securities Lending - 4.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (c)	3,665,510	3,665,510

Money Market Funds - 0.9%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (c)	761,072	761,072
TOTAL SHORT-TERM INVESTMENTS (Cost $4,426,582)		4,426,582

TOTAL INVESTMENTS - 103.8% (Cost $78,593,323)		94,603,203
Liabilities in Excess of Other Assets - (3.8)%		(3,471,361)
TOTAL NET ASSETS - 100.0%		$91,131,842

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $3,575,391 which represented 3.9% of net assets.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.